Overview and Basis of Presentation - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012	Jul. 03, 2007	May 02, 2013 Subsequent Event	May 02, 2013 8.5% Senior Notes due 2019 Subsequent Event
Basis Of Presentation [Line Items]
Percentage of ownership	100.00%	100.00%
Date of Acquisition	Jul. 03, 2007	Jul. 03, 2007
Acquisition price			$ 7,200,000,000
Aggregate principal amount of Senior Notes exchanged				$ 1,324,000,000	$ 1,350,000,000
Debt interest rate					8.50%